GOODWILL AND OTHER INTANGIBLE ASSETS - Other Intangibles, Net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Impairment charge			$ 22.7	$ 11.7	$ 4.7
Finite-Lived Intangible Assets [Line Items]
Amortization expense			23.4	26.1	27.2
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 22.8		22.8
2017	22.8		22.8
2018	22.8		22.8
2019	22.8		22.8
2020	22.8		22.8
Net carrying value of intangible assets with determinable lives	338.8		338.8	391.2
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Trademarks with indefinite lives	240.6		240.6	268.1
Power and Energy
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net carrying value of intangible assets with determinable lives	241.7		241.7
Decline in orders (as a percent)		20.00%
Power and Energy | Trademarks
Indefinite-lived Intangible Assets [Line Items]
Trademarks with indefinite lives	74.0		74.0
Impairment charge			15.0	7.3	3.4
Food and Beverage
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net carrying value of intangible assets with determinable lives	59.5		59.5
Food and Beverage | Trademarks
Indefinite-lived Intangible Assets [Line Items]
Trademarks with indefinite lives	105.9		105.9
Impairment charge					$ 1.3
Food and Beverage | Technology assets and trademarks
Indefinite-lived Intangible Assets [Line Items]
Impairment charge	7.7
Industrial
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net carrying value of intangible assets with determinable lives	37.6		37.6
Industrial | Trademarks
Indefinite-lived Intangible Assets [Line Items]
Trademarks with indefinite lives	$ 60.7		$ 60.7
Impairment charge				$ 4.4